UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

AB EQUITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Equity Income Fund, Inc.

Portfolio of Investments

February 28, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Information Technology - 26.1%
Communications Equipment - 5.0%
Cisco Systems, Inc.	260,200	$11,651,756
Nokia Oyj (Sponsored ADR)-Class A	3,494,700	20,269,260

		31,921,016

Internet Software & Services - 0.5%
Alphabet, Inc.-Class C (a)	2,820	3,115,339

IT Services - 0.5%
Booz Allen Hamilton Holding Corp.	86,500	3,280,945

Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	459,205	22,634,214

Software - 6.5%
Microsoft Corp.	312,890	29,339,695
Oracle Corp.	235,900	11,953,053

		41,292,748

Technology Hardware, Storage & Peripherals - 10.1%
Apple, Inc.	83,900	14,944,268
HP, Inc.	1,167,250	27,301,978
Xerox Corp.	724,745	21,974,268

		64,220,514

		166,464,776

Financials - 16.5%
Banks - 7.0%
Bank of America Corp.	151,690	4,869,249
JPMorgan Chase & Co.	129,070	14,907,585
Wells Fargo & Co.	430,030	25,118,052

		44,894,886

Capital Markets - 0.3%
FS Investment Corp. (b)	272,980	1,938,158

Consumer Finance - 0.8%
Navient Corp.	117,000	1,516,320
Synchrony Financial	96,700	3,518,913

		5,035,233

Insurance - 8.4%
American International Group, Inc.	205,880	11,805,159
Everest Re Group Ltd.	45,660	10,969,359
First American Financial Corp.	237,470	13,780,384
FNF Group	237,530	9,484,573
Old Republic International Corp.	362,660	7,264,080

		53,303,555

		105,171,832

Consumer Staples - 12.5%
Beverages - 1.4%
PepsiCo, Inc.	78,720	8,637,945

Company	Shares	U.S. $ Value
Food Products - 1.2%
Tyson Foods, Inc.-Class A	106,010	$7,885,024

Household Products - 2.6%
Kimberly-Clark Corp.	83,950	9,311,734
Procter & Gamble Co. (The)	96,290	7,560,691

		16,872,425

Tobacco - 7.3%
Altria Group, Inc.	269,410	16,959,360
British American Tobacco PLC (Sponsored ADR)	196,920	11,630,095
Philip Morris International, Inc.	172,880	17,901,724

		46,491,179

		79,886,573

Health Care - 11.1%
Biotechnology - 2.6%
Gilead Sciences, Inc.	213,440	16,804,131

Pharmaceuticals - 8.5%
Eli Lilly & Co.	39,080	3,009,942
Johnson & Johnson	97,460	12,658,105
Merck & Co., Inc.	166,530	9,029,256
Novartis AG (ADR)	37,000	3,083,950
Pfizer, Inc.	583,720	21,194,873
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	276,160	5,169,715

		54,145,841

		70,949,972

Consumer Discretionary - 8.8%
Auto Components - 0.7%
Magna International, Inc. (New York)-Class A	79,660	4,378,910

Automobiles - 2.0%
Ford Motor Co.	1,182,520	12,546,537

Hotels, Restaurants & Leisure - 3.0%
International Game Technology PLC	266,430	7,060,395
McDonald’s Corp.	77,540	12,231,160

		19,291,555

Media - 1.4%
Comcast Corp.-Class A	246,160	8,913,454

Multiline Retail - 0.6%
Target Corp.	51,610	3,891,910

Specialty Retail - 1.1%
Home Depot, Inc. (The)	40,770	7,431,148

		56,453,514

Industrials - 7.6%
Aerospace & Defense - 5.9%
Boeing Co. (The)	31,490	11,405,993
Lockheed Martin Corp.	47,330	16,680,985
Raytheon Co.	45,290	9,851,028

		37,938,006

Company	Shares	U.S. $ Value
Electrical Equipment - 1.7%
Eaton Corp. PLC	135,240	$10,913,868

		48,851,874

Energy - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Exxon Mobil Corp.	142,650	10,804,311
Marathon Petroleum Corp.	142,360	9,119,582
Occidental Petroleum Corp.	23,500	1,541,600
Royal Dutch Shell PLC (Sponsored ADR) (b)	355,330	22,805,079
Williams Cos., Inc. (The)	56,000	1,554,560

		45,825,132

Utilities - 4.4%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	171,560	11,250,905
Edison International	39,520	2,394,517

		13,645,422

Multi-Utilities - 2.3%
Dominion Energy, Inc.	21,500	1,592,505
NiSource, Inc.	377,110	8,722,554
Public Service Enterprise Group, Inc.	91,990	4,455,076

		14,770,135

		28,415,557

Materials - 2.6%
Chemicals - 2.1%
CF Industries Holdings, Inc.	53,530	2,207,577
LyondellBasell Industries NV-Class A	104,290	11,286,264

		13,493,841

Containers & Packaging - 0.5%
Bemis Co., Inc.	71,880	3,169,189

		16,663,030

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	96,780	3,513,114
Verizon Communications, Inc.	71,920	3,433,461

		6,946,575

Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc. (a)	75,930	4,602,117

		11,548,692

Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Mid-America Apartment Communities, Inc.	64,610	5,544,830

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $486,740,787)		$635,775,782

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.20% (c)(d)(e) (cost $1,067,778)	1,067,778	1,067,778

Total Investments - 99.7% (cost $487,808,565) (f)		636,843,560
Other assets less liabilities - 0.3%		1,956,585

Net Assets - 100.0%		$638,800,145

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $160,515,395 and gross unrealized depreciation of investments was $(11,480,400), resulting in net unrealized appreciation of $149,034,995.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Equity Income Fund, Inc.

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$635,775,782		$	– 0	–	$	– 0	–	$635,775,782
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,067,778			– 0	–		– 0	–	1,067,778

Total Investments in Securities	636,843,560			– 0	–		– 0	–	636,843,560
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$636,843,560		$	– 0	–	$	– 0	–	$636,843,560

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2018 is as follows:

Fund	Market Value 11/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,293	$47,214	$49,507	$0	$0
Government Money Market Portfolio*	30,121	89,992	119,045	1,068	46

Total	$32,414	$137,206	$168,552	$1,068	$46

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2018